Goodwill and Intangible Assets - Summary of Goodwill by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2019
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 87,123
Goodwill, Ending Balance	109,895	$ 87,113
Owen Roe
Goodwill [Line Items]
Goodwill acquired during period		10
Kunde
Goodwill [Line Items]
Goodwill acquired during period	13,780
Sommelier
Goodwill [Line Items]
Goodwill acquired during period	8,992
Goodwill, Ending Balance	8,992
Wholesale
Goodwill [Line Items]
Goodwill, Beginning Balance	85,940
Goodwill, Ending Balance	88,808	85,930
Wholesale | Owen Roe
Goodwill [Line Items]
Goodwill acquired during period		10
Wholesale | Kunde
Goodwill [Line Items]
Goodwill acquired during period	2,868
Direct to Consumer
Goodwill [Line Items]
Goodwill, Beginning Balance	1,183
Goodwill, Ending Balance	20,342	1,183
Direct to Consumer | Kunde
Goodwill [Line Items]
Goodwill acquired during period	10,167
Direct to Consumer | Sommelier
Goodwill [Line Items]
Goodwill acquired during period	8,992
Business to Business
Goodwill [Line Items]
Goodwill, Ending Balance	745	0
Business to Business | Kunde
Goodwill [Line Items]
Goodwill acquired during period	$ 745
Other/Non Allocated
Goodwill [Line Items]
Goodwill, Ending Balance		$ 0